Statements of Stockholders’ Equity (USD $)	Common Stock Issued Pursuant to Joint Venture [Member] Common Stock [Member]	Common Stock Issued Pursuant to Joint Venture [Member] Additional Paid-in Capital [Member]	Common Stock Issued Pursuant to Joint Venture [Member]	Warrants Granted Pursuant to Joint Venture [Member] Additional Paid-in Capital [Member]	Warrants Granted Pursuant to Joint Venture [Member]	Exercises by Third-parties for Services [Member] Common Stock [Member]	Exercises by Third-parties for Services [Member] Additional Paid-in Capital [Member]	Exercises by Third-parties for Services [Member]	Exercises by Third Parties for Cash [Member] Common Stock [Member]	Exercises by Third Parties for Cash [Member] Additional Paid-in Capital [Member]	Exercises by Third Parties for Cash [Member] Receivables from Stockholder [Member]	Exercises by Third Parties for Cash [Member]	Common Stock Issued for Services [Member] Common Stock [Member]	Common Stock Issued for Services [Member] Additional Paid-in Capital [Member]	Common Stock Issued for Services [Member]	Exercise of Warrants for Cash [Member] Common Stock [Member]	Exercise of Warrants for Cash [Member] Additional Paid-in Capital [Member]	Exercise of Warrants for Cash [Member]	Preferred Stock [Member] Preferred Stock Issued for Services [Member]	Preferred Stock [Member]	Common Stock [Member] Common Stock Issued for Services [Member]	Common Stock [Member] Third-Party Investors [Member]	Common Stock [Member] Services Rendered by Third Parties [Member]	Common Stock [Member] Exercises by Third Parties for Cash [Member]	Common Stock [Member] Exercises by Third-parties for Services [Member]	Common Stock [Member] Stock Issued for Services [Member]	Common Stock [Member] Warrant [Member]	Common Stock [Member] Cerro Mining [Member]	Common Stock [Member] Maxxon-OK, Founders [Member]	Common Stock [Member] Maxxon-OK, Third-Party [Member]	Common Stock [Member] Ives, Health Company [Member]	Common Stock [Member] Ives, Health Club [Member]	Common Stock [Member] Ives, Debt [Member]	Common Stock [Member] Clear Image Acquisition Corp [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Common Stock Issued for Services [Member]	Additional Paid-in Capital [Member] Preferred Stock Issued for Services [Member]	Additional Paid-in Capital [Member] Equity Option [Member]	Additional Paid-in Capital [Member] Third-Party Investors [Member]	Additional Paid-in Capital [Member] Services Rendered by Third Parties [Member]	Additional Paid-in Capital [Member] Exercises by Third Parties for Cash [Member]	Additional Paid-in Capital [Member] Exercises by Third-parties for Services [Member]	Additional Paid-in Capital [Member] Services Contributed by Officer and Employees [Member]	Additional Paid-in Capital [Member] Options Granted to Non-employees [Member]	Additional Paid-in Capital [Member] Stock Issued for Services [Member]	Additional Paid-in Capital [Member] Warrant [Member]	Additional Paid-in Capital [Member] Cerro Mining [Member]	Additional Paid-in Capital [Member] Maxxon-OK, Founders [Member]	Additional Paid-in Capital [Member] Maxxon-OK, Third-Party [Member]	Additional Paid-in Capital [Member] Ives, Health Company [Member]	Additional Paid-in Capital [Member] Ives, Health Club [Member]	Additional Paid-in Capital [Member] Ives, Debt [Member]	Additional Paid-in Capital [Member] Clear Image Acquisition Corp [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Receivables from Stockholder [Member]	Treasury Stock [Member]	Employee Stock Option [Member]	Common Stock Issued for Services [Member]	Preferred Stock Issued for Services [Member]	Equity Option [Member]	Third-Party Investors [Member]	Services Rendered by Third Parties [Member]	Exercises by Third Parties for Cash [Member]	Exercises by Third-parties for Services [Member]	Services Contributed by Officer and Employees [Member]	Options Granted to Non-employees [Member]	Stock Issued for Services [Member]	Warrant [Member]	Cerro Mining [Member]	Maxxon-OK, Founders [Member]	Maxxon-OK, Third-Party [Member]	Ives, Health Company [Member]	Ives, Health Club [Member]	Ives, Debt [Member]	Clear Image Acquisition Corp [Member]	Total
Balance at Aug. 15, 1996
Business Acquisition																												$ 27	$ 350	$ 29	$ 16	$ 2															$ 273	$ 6,650	$ 574,448	$ 311,246	$ 34,998																			$ 300	$ 7,000	$ 574,477	$ 311,262	$ 35,000
Business Acquisition, Shares (in Shares)																												26,550	350,000	28,900	15,562	1,750
Convertible Debt																																	1		3																	26,999		128,997																					27,000		129,000
Convertible Debt, Shares (in Shares)																																	926		3,225
Subscriptions																																			2																			69,798		(69,800)
Subscriptions, Shares (in Shares)																																			2,638
Issued for Services																							4																	173,423																							173,427
Issued for Services, Shares (in Shares)																							4,525
Debentures																																			5																			74,995																							75,000
Debentures, Shares (in Shares)																																			5,134
Net Income																																																							(795,376)																						(795,376)
Issued for Cash																						11																	353,709																							353,720
Issued for Cash, shares (in Shares)																						10,928
Balance at Dec. 31, 1997																																			450																			1,755,536	(795,376)	(69,800)																					890,810
Balance, Shares (in Shares) at Dec. 31, 1997																																			450,138
Convertible Debt																																			2																			54,998																							55,000
Convertible Debt, Shares (in Shares)																																			2,241
Subscriptions																																																								69,800																					69,800
Issued for Services																							49																	574,499			114,154																				574,548			114,154
Issued for Services, Shares (in Shares)																							49,400
Compensation Cost																																												918,187																							918,187
Debentures																																			27																			274,973																							275,000
Debentures, Shares (in Shares)																																			27,429
Net Income																																																							(2,584,383)																						(2,584,383)
Issued for Cash																						3													18				90,997															332								91,000															350
Issued for Cash, shares (in Shares)																						2,500													17,500
Certificates canceled																																			(4)																			(40,261)																							(40,265)
Certificates canceled (in Shares)																																			(4,579)
Exercises of Options																								27	1																359,873	18,099																						359,900	18,100
Exercises of Options, Shares (in Shares)																								27,293	1,207
Balance at Dec. 31, 1998																																			573																			4,121,387	(3,379,759)																						742,201
Balance, Shares (in Shares) at Dec. 31, 1998																																			573,129
Issued for Services																							8																	166,735			280,000																				166,743			280,000
Issued for Services, Shares (in Shares)																							8,203
Compensation Cost																																												89,728																							89,728
Net Income																																																							(1,014,555)																						(1,014,555)
Issued for Cash																						20																	342,404																							342,424
Issued for Cash, shares (in Shares)																						19,535
Issuance Cost																																																						(16,743)																							(16,743)
Exercises of Options																								15																	149,985																							150,000
Exercises of Options, Shares (in Shares)																								15,000
Balance at Dec. 31, 1999																																			616																			5,133,496	(4,394,314)																						739,798
Balance, Shares (in Shares) at Dec. 31, 1999																																			615,867
Issued for Services																																																						405,000																							405,000
Net Income																																																							(1,347,859)																						(1,347,859)
Issued for Cash																						43																	250,345																							250,388
Issued for Cash, shares (in Shares)																						43,139
Balance at Dec. 31, 2000																																			659																			5,788,841	(5,742,173)																						47,327
Balance, Shares (in Shares) at Dec. 31, 2000																																			659,006
Convertible Debt																																			3																			7,497																							7,500
Convertible Debt, Shares (in Shares)																																			2,500
Issued for Services																							23			10														422,427					1,487,690																		422,450					1,487,700
Issued for Services, Shares (in Shares)																							22,500			10,000
Amortization of Compensation Cost																																																						(1,048,754)																							(1,048,754)
Net Income																																																							(2,199,085)																						(2,199,085)
Issued for Cash																						328													183				1,604,372															547,317		(547,500)						1,604,700
Issued for Cash, shares (in Shares)																						327,917													182,500
Issuance Cost																																																						(85,575)																							(85,575)
Balance at Dec. 31, 2001																																			1,206																			8,723,815	(7,941,258)	(547,500)																					236,263
Balance, Shares (in Shares) at Dec. 31, 2001																																			1,204,423
Convertible Debt																																																								102,803																					102,803
Compensation Cost																										60																			324,440																							324,500
Compensation Cost, Shares (in Shares)																										60,000
Net Income																																																							(1,933,676)																						(1,933,676)
Issued for Cash																						181																	362,319																							362,500
Issued for Cash, shares (in Shares)																						181,250
Issuance Cost																																																						759,795																							759,795
Exercises of Options																																			100																			(100)
Exercises of Options, Shares (in Shares)																																			100,341
Balance at Dec. 31, 2002																																			1,547																			10,170,269	(9,874,934)	(444,697)																					(147,815)
Balance, Shares (in Shares) at Dec. 31, 2002																																			1,546,014
Convertible Debt																																																								69,201																					69,201
Amortization of Compensation Cost																																																						288,959																							288,959
Compensation Cost																																			350																			139,650																							140,000
Compensation Cost, Shares (in Shares)																																			350,000
Net Income																																																							(1,391,518)																						(1,391,518)
Issuance Cost																																			200																			79,800																							80,000
Issuance Cost, Shares (in Shares)																																			200,000
Exercises of Options																																			57																			140,643																							140,700
Exercises of Options, Shares (in Shares)																																			57,000
Balance at Dec. 31, 2003																																			2,154																			10,819,321	(11,266,452)	(375,496)																					(820,473)
Balance, Shares (in Shares) at Dec. 31, 2003																																			2,153,014
Convertible Debt																																																								18,750																					18,750
Issued for Services																										1,643																			912,357																							914,000
Issued for Services, Shares (in Shares)																										1,642,500
Net Income																																																							(1,552,008)																						(1,552,008)
Issued for Cash																						5																	4,995																							5,000
Issued for Cash, shares (in Shares)																						5,000
Exercises of Options																																			293																			253,807																							254,100
Exercises of Options, Shares (in Shares)																																			293,300
Exercise of Warrants																																			73																			73,027		(1,000)																					72,100
Exercise of Warrants, Shares (in Shares)																																			73,100
Balance at Dec. 31, 2004																																			4,168																			12,063,507	(12,818,460)	(357,746)																					(1,108,531)
Balance, Shares (in Shares) at Dec. 31, 2004																																			4,166,914
Business Acquisition	292	137,541	137,833	499,733	499,733
Business Acquisition, Shares (in Shares)	291,667
Subscriptions																																			260																			33,740		(34,000)
Subscriptions, Shares (in Shares)																																			260,000
Issued for Services																										1,063																			475,437																							476,500
Issued for Services, Shares (in Shares)																										1,062,500
Compensation Cost																																																						130,900																							130,900
Reclassification of receivables against amounts owed																																																								357,746																					357,746
Net Income																																																							(1,310,783)																						(1,310,783)
Issued for Cash																						652																	290,048																							290,700
Issued for Cash, shares (in Shares)																						651,959
Exercises of Options																																			90																			44,910																							45,000
Exercises of Options, Shares (in Shares)																																			90,000
Balance at Dec. 31, 2005																																			6,525																			13,675,816	(14,129,243)	(34,000)																					(480,902)
Balance, Shares (in Shares) at Dec. 31, 2005																																			6,523,040
Subscriptions																																																								34,000																					34,000
Issued for Services																			1,000		275															107,225	19,000																						107,500	20,000
Issued for Services, Shares (in Shares)																			1,000,000		275,000
Capital contributed by shareholder																																																						3,000																							3,000
Compensation Cost																																																						50,000																							50,000
Debentures																																																						(625,066)																							(625,066)
Treasury Stock																																			(25)																			(12,475)																							(12,500)
Treasury Stock, shares (in Shares)																																			(25,000)
Net Income																																																							(598,302)																						(598,302)
Exercises of Options						50	950	1,000	150	74,850		75,000
Exercises of Options, Shares (in Shares)						50,000			150,000
Exercise of Warrants																																			300																			5,700																							6,000
Exercise of Warrants, Shares (in Shares)																																			300,000
Balance at Dec. 31, 2006																				1,000															7,275																			13,299,000	(14,727,545)																						(1,420,270)
Balance, Shares (in Shares) at Dec. 31, 2006																				1,000,000															7,273,040
Business Acquisition																																		8,274																			3,301,241																							3,309,515
Business Acquisition, Shares (in Shares)																																		8,273,788
Issued for Services																										1,225																			388,775																							390,000
Issued for Services, Shares (in Shares)																										1,225,000
Issuance of restricted stock																																			40																			9,960																							10,000
Issuance of restricted stock (in Shares)																																			40,000
Compensation Cost																																																						223,246																							223,246
Net Income																																																							(4,475,017)																						(4,475,017)
Issued for Cash																																			845																			299,155																							300,000
Issued for Cash, shares (in Shares)																																			845,000
Exercises of Options									125	9,875		10,000
Exercises of Options, Shares (in Shares)									125,000
Exercise of Warrants																											346																			6,568																							6,914
Exercise of Warrants, Shares (in Shares)																											345,662
Balance at Dec. 31, 2007																				1,000															18,130																			17,537,820	(19,202,562)																						(1,645,612)
Balance, Shares (in Shares) at Dec. 31, 2007																				1,000,000															18,127,490
Business Acquisition																																		43																			12,164																							12,207
Business Acquisition, Shares (in Shares)																																		43,600
Convertible Debt																																			271																			132,759																							133,030
Convertible Debt, Shares (in Shares)																																			271,491
Issued for Services						1,419	258,501	259,920
Issued for Services, Shares (in Shares)						1,419,704
Compensation Cost																																																						342,801																							342,801
Acquired deficit of former Minority interest now Owned 100%																																																						(209,776)																							(209,776)
Net Income																																																							(1,335,154)																						(1,335,154)
Issued for Cash																																			4,722																			300,101																							304,823
Issued for Cash, shares (in Shares)																																			4,720,978
Exercises of Options									2,300	395,317		397,617
Exercises of Options, Shares (in Shares)									2,300,000
Balance at Dec. 31, 2008																				1,000															26,885																			18,769,687	(20,537,716)																						(1,740,144)
Balance, Shares (in Shares) at Dec. 31, 2008																				1,000,000															26,883,193
Convertible Debt																																			667																			306,074																							306,741
Convertible Debt, Shares (in Shares)																																			667,000
Issued for Services																			500																		249,500																							250,000
Issued for Services, Shares (in Shares)																			500,000
Compensation Cost																																																						1,452,231																							1,452,231
Acquired deficit of former Minority interest now Owned 100%																																																						(17,998)																							(17,998)
Net Income																																																							(2,463,751)																						(2,463,751)
Issued for Cash																																			5,946																			1,396,188																							1,402,134
Issued for Cash, shares (in Shares)																																			5,946,446
Exercises of Options									171	13,529		13,700	1,530	346,770	348,300
Exercises of Options, Shares (in Shares)									171,250				1,530,000
Balance at Dec. 31, 2009																				1,500															35,199																			22,515,981	(23,001,467)																						(448,787)
Balance, Shares (in Shares) at Dec. 31, 2009																				1,500,000															35,197,959
Convertible Debt																																			400																			530,356																							530,756
Convertible Debt, Shares (in Shares)																																			399,441
Issued for Services																					2,194															558,578																							560,772
Issued for Services, Shares (in Shares)																					2,194,891
Treasury Stock																																																									(969)																				(969)
Net Income																																																							(3,231,425)																						(3,231,425)
Issued for Cash																																			4,810																			1,525,181																							1,529,991
Issued for Cash, shares (in Shares)																																			4,810,287
Exercises of Options									150	37,350		37,500
Exercises of Options, Shares (in Shares)									150,000
Exercise of Warrants																117	58,583	58,700
Exercise of Warrants, Shares (in Shares)																117,400
Balance at Dec. 31, 2010																				1,500															42,870																			25,226,029	(26,232,892)		(969)																				(963,462)
Balance, Shares (in Shares) at Dec. 31, 2010																				1,500,000															42,869,978
Business Acquisition																																			656																			201,915																							202,571
Business Acquisition, Shares (in Shares)																																			656,015
Convertible Debt																																			3,191																			959,105																							962,296
Convertible Debt, Shares (in Shares)																																			3,191,367
From convertible debt beneficial conversion feature																																																						94,624																							94,624
Issued for Services																					1,514															479,586																							481,100
Issued for Services, Shares (in Shares)																					1,513,874
Treasury Stock																																			(169)																						969																				800
Treasury Stock, shares (in Shares)																																			(169,628)
Issuance of unexercised options																																																						863,426																							863,426
Net Income																																																							(4,541,518)																						(4,541,518)
Exercises of Options									6,668	1,672,752	(25,000)	1,654,420
Exercises of Options, Shares (in Shares)									6,668,000
Preferred stock forfeited																				(500)																																		500
Preferred stock forfeited (in Shares)																				(500,000)
Balance at Dec. 31, 2011																				1,000															54,730																			29,497,937	(30,774,410)	(25,000)																					(1,245,743)
Balance, Shares (in Shares) at Dec. 31, 2011																				1,000,000															54,729,606
Exercise of Options and Warants for Cash									1,235	303,040	(46,000)	258,275
Exercise of Options and Warants for Cash (in shares) (in Shares)									1,235,000
Convertible Debt																																			13,669																			2,305,103																							2,318,772
Convertible Debt, Shares (in Shares)																																			13,669,072																																										13,669,072
Common stock issued for indemnification settlement																																			400																			140,160																							140,560
Common stock issued for indemnification settlement (in Shares)																																			400,000
From convertible debt beneficial conversion feature																																																						237,774																							237,774
Issued for Services																					2,751															513,360		974,961																					516,111		974,961
Issued for Services, Shares (in Shares)																					2,751,229																																																								2,751,229
Warrants Issued with Convertible Notes Payable																																																						347,097																							347,097
Compensation Cost																																																																													1,491,072
Net Income																																																							(7,164,311)																						(7,164,311)
Exercises of Options, Shares (in Shares)																																																																													575,000
Balance at Dec. 31, 2012																				1,000															72,785																			34,319,432	(37,938,721)	(71,000)																					(3,616,504)
Balance, Shares (in Shares) at Dec. 31, 2012																				1,000,000															72,784,907
Exercise of Options and Warants for Cash									2,600	136,900		139,500
Exercise of Options and Warants for Cash (in shares) (in Shares)									2,600,000
Convertible Debt																																			13,753																			353,246																							366,999
Convertible Debt, Shares (in Shares)																																			13,753,045																																										13,753,045
Common stock pledged as collateral																																			9,375																			(9,375)																							9,375
Common stock pledged as collateral (in Shares)																																			9,375,000
Common stock cancelled																																			(267)																			267																							(267)
Common stock cancelled (in Shares)																																			(266,666)
From convertible debt beneficial conversion feature																																																						170,639																							170,639
Common stock issued to settle accounts payable and accrued liabilities																																			4,417																			246,057																							250,474
Common stock issued to settle accounts payable and accrued liabilities (in Shares)																																			4,416,617
Issued for Services																					4,376															355,127																		1,227,752				1,227,752	359,503																		609,977
Issued for Services, Shares (in Shares)																					4,376,131
Warrants issued for services																																																						74,915																							74,915
Warrants Issued with Convertible Notes Payable																																																						2,588																							2,588
Warrant modification																																																						210,373																							210,373
Compensation Cost																																																																													1,662,170
Net Income																																																							(6,424,539)																						(6,424,539)
Exercises of Options																																			20,000
Exercises of Options, Shares (in Shares)																																			1,000,000																																										2,500,000
Balance at Dec. 31, 2013																				1,000															107,039																			37,087,921	(44,363,260)	(71,000)																					(7,238,300)
Balance, Shares (in Shares) at Dec. 31, 2013																				1,000,000															107,039,034
Common stock issued to settle accounts payable and accrued liabilities																																			17,500
Common stock issued to settle accounts payable and accrued liabilities (in Shares)																																			500,000
Issued for Services																																			36,000
Issued for Services, Shares (in Shares)																																			1,000,000
Compensation Cost																																																																													53,000
Net Income																																																																													$ (929,462)
Exercises of Options, Shares (in Shares)																																																																													(1,000,000)
Balance at Mar. 31, 2014